DF DENT PREMIER GROWTH FUND

Supplement dated July 17, 2024 to the Prospectus dated November 1, 2023, as supplemented

1.	Effective June 29, 2024, the sub-section entitled “Portfolio Managers” in the section entitled “Management” beginning on page 7 of the DF Dent Premier Growth Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The Fund’s portfolio is team-managed by two portfolio managers, Matthew F. Dent, CFA, and Gary D. Mitchell, J.D., who are jointly and primarily responsible for the day-to-day management of the Fund. Matthew F. Dent has served as a co-portfolio manager of the Fund since November 2012. Gary D. Mitchell has served as a co-portfolio manager of the Fund since January 2022.

2.	Effective June 29, 2024, the section entitled “Portfolio Managers” beginning on page 40 of the Prospectus is hereby deleted in its entirety and replaced with the following:

DF Dent Premier Growth Fund – Team- Managed Approach

The Fund’s portfolio is team-managed by two portfolio managers, Matthew F. Dent, CFA, and Gary D. Mitchell, J.D., who are jointly responsible for the day-to-day management of the Fund.

Matthew F. Dent, CFA, joined D.F. Dent in the summer of 2001 with four years of investment experience. Prior to joining D.F. Dent, Mr. Dent served as a research associate at Stafford Capital in San Francisco, a research associate at Robertson Stephens in San Francisco, and as an investment banking analyst at DB Alex Brown in Baltimore. Mr. Dent is a graduate of Brown University, where he received a B.A. in both Economics and Organizational Behavior and Management. Mr. Dent is a Chartered Financial Analyst and is currently a member of the CFA Institute and the Baltimore Security Analysts Society. Mr. Dent is the President of D.F. Dent and Company and serves as a portfolio manager and analyst.

Gary D. Mitchell, J.D., Vice President since 2007 and Portfolio Manager at D.F. Dent from 2005 to present, joined D.F. Dent in the summer of 2005 with 13 years of experience practicing law. Prior to joining D.F. Dent, he was a corporate attorney for two S&P 500 companies in New Jersey. His experience includes corporate, securities and regulatory law, as well as mergers and acquisitions and corporate governance. Mr. Mitchell received an A.B. from Harvard College summa cum laude in Economics and received a J.D. from Harvard Law School cum laude.

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For more information, please contact a Fund customer service representative toll free at

(866) 233-3368.

PLEASE RETAIN FOR FUTURE REFERENCE.

DF DENT PREMIER GROWTH FUND

Supplement dated July 17, 2024 to the Statement of Additional Information (“SAI”)

dated November 1, 2023, as supplemented

1.	Effective June 29, 2024, the table under the heading “Information Concerning Accounts Managed by the Portfolio Managers” beginning on page 25 of the SAI is hereby deleted in its entirety and replaced with the following:

Information Concerning Accounts Managed by Portfolio Managers. The following table provides information regarding other accounts managed by the portfolio managers as of December 31, 2023:

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew F. Dent	1 account $51.1 million	2 accounts $140.1 million	99 accounts $543 million	None	None	None
Gary D. Mitchell	None	None	287 accounts $1.5 billion	None	None	None
Bruce L. Kennedy, II	1 account $51.1 million	1 account $131.1 million	9 accounts $10 million	None	None	None
Gary Wu	None	1 account $9.0 million	3 accounts $2.3 million	None	None	None

2.	Effective June 29, 2024, the sections entitled “Information Concerning Compensation of Portfolio Managers” and “Portfolio Manager Ownership in the Funds” beginning on page 26 of the SAI are hereby deleted in its entirety and replaced with the following:

Information Concerning Compensation of Portfolio Managers. For the period ended June 30, 2023, Matthew F. Dent, Gary D. Mitchell, Bruce L. Kennedy, II and Gary Wu were compensated by the Adviser based on a fixed salary plus a bonus based on calendar year total job performance, which may factor in the pre-tax performance of the Funds, paid at calendar year end.

Portfolio Manager Ownership in the Funds. The Adviser has provided the following information regarding each portfolio manager’s ownership in the Funds as of June 30, 2023:

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of June 30, 2023
Premier Growth Fund
Matthew F. Dent	Over $1,000,000
Gary D. Mitchell	Over $1,000,000
Midcap Growth Fund
Matthew F. Dent	Over $1,000,000
Bruce L. Kennedy, II	$100,001 - $500,000
Small Cap Growth Fund
Matthew F. Dent	Over $1,000,000
Gary Wu	$100,001 - $500,000

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For more information, please contact a Fund customer service representative toll free at

(866) 233-3368.

PLEASE RETAIN FOR FUTURE REFERENCE.